Condensed Consolidated Interim Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1
Preferred Stock, Shares Issued	1	0
Preferred Stock, Shares Outstanding	1	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	200,000,000
Common Stock, Shares, Issued	22,408,313	0	11,641,667
Common Stock, Shares, Outstanding	22,408,313	0	11,641,667
Common Stock, Other Shares, Outstanding	50,000,000	49,737,096